                               [NATIONWIDE LOGO]
                                  NATIONWIDE(R)
                             VLI SEPARATE ACCOUNT-5

                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30,2002

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE:COLUMBUS, OHIO

WR - 0113 - 6/02

                               [NATIONWIDE LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                    [PHOTO]

                            PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide VLI Separate Account-5.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                           /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available.Such products may have different underlying mutual funds available from those available in your contract.Therefore, not all funds listed in this report may be available in your contract.Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1001 if you have questions about your account, or you may access your account using our voice response unit.And, for a link to our web-site please visit www.waddell.com.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002.The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value.As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 14.This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS,STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners.This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30,2002
                                   (UNAUDITED)

ASSETS:

  Investments at fair value:

     W & R Target Funds, Inc.- Asset Strategy Portfolio (WRAsStrat)
       348,049 shares (cost $2,229,657)..........................   $ 2,224,310

     W & R Target Funds, Inc.- Balanced Portfolio (WRBal)
       262,542 shares (cost $1,789,757)..........................     1,699,458

     W & R Target Funds, Inc.- Bond Portfolio (WRBnd)
       253,947 shares (cost $1,396,802)..........................     1,412,301

     W & R Target Funds, Inc.- Core Equity Portfolio (WRCoreEq)
       485,139 shares (cost $4,838,170)..........................     4,374,744

     W & R Target Funds, Inc.- Growth Portfolio (WRGrowth)
       628,729 shares (cost $5,132,869)..........................     4,629,397

     W & R Target Funds, Inc.- High Income Portfolio (WRHiInc)
       237,080 shares (cost $805,520)............................       754,340

     W & R Target Funds, Inc.- International Portfolio (WRIntl)
       157,982 shares (cost $927,072)............................       866,876

     W & R Target Funds, Inc.- Limited-Term Bond Portfolio (WRLTBond)
       36,348 shares (cost $200,838).............................       200,484

     W & R Target Funds, Inc.- Money Market Portfolio (WRMMkt)
       882,872 shares (cost $882,872)............................       882,872

     W & R Target Funds, Inc.- Science & Technology Portfolio (WRSciTech)
       182,096 shares (cost $2,107,877)..........................     1,838,804

     W & R Target Funds, Inc.- Small Cap Portfolio (WRSmCap)
       352,303 shares (cost $2,619,123)..........................     2,409,051

     W & R Target Funds, Inc.- Value Portfolio (WRValue)
       365,202 shares (cost $1,825,684)..........................     1,732,811
                                                                    -----------
          Total Investments......................................    23,025,448

  Accounts Receivable............................................            59
                                                                    -----------
           Total Assets..........................................    23,025,507

ACCOUNTS PAYABLE.................................................             -
                                                                    -----------

CONTRACT OWNERS' EQUITY.......................................... $  23,025,507
                                                                  =============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002 AND FOR THE PERIOD JANUARY 5, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2001 (UNAUDITED)

                                                              Total                      WRAsStrat
                                                  --------------------------       -----------------------
                                                      2002           2001           2002           2001
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $     6,295          2,538              -              -
  Mortality and expense risk charges ..........       (46,883)         1,976         (3,663)            81
                                                  -----------    -----------    -----------    -----------
     Net investment activity ...................      (40,588)         4,514         (3,663)            81
                                                  -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ......     7,212,065        918,780          8,788            461
  Cost of mutual fund shares sold .............    (7,222,556)      (918,950)        (9,270)          (487)
    Realized gain (loss) on investments .......       (10,491)          (170)          (482)           (26)
  Change in unrealized gain (loss)
    on investments ............................    (1,884,670)       (15,067)        40,453         (2,448)
                                                  -----------    -----------    -----------    -----------
    Net gain (loss) on investments ............    (1,895,161)       (15,237)        39,971         (2,474)
                                                  -----------    -----------    -----------    -----------
  Reinvested capital gains ....................             -              -              -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
        equity resulting from operations ......   $(1,935,749)       (10,723)        36,308         (2,393)
                                                  ===========    ===========    ===========    ===========
                                                             WRBal                        WRBnd
                                                  --------------------------    --------------------------
                                                      2002           2001           2002           2001
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................             -              -              -              -
  Mortality and expense risk charges ..........        (3,267)            72         (2,210)            48
                                                  -----------    -----------    -----------    -----------
    Net investment activity ...................        (3,267)            72         (2,210)            48
                                                  -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ......        12,051            150          6,791            506
  Cost of mutual fund shares sold .............       (12,671)          (153)        (6,660)          (504)
                                                  -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .......          (620)            (3)           131              2
  Change in unrealized gain (loss)
    on investments ............................       (67,835)        (1,793)        38,969            (41)
                                                  -----------    -----------    -----------    -----------
    Net gain (loss) on investments ............       (68,455)        (1,796)        39,100            (39)
                                                  -----------    -----------    -----------    -----------
  Reinvested capital gains ....................             -              -              -              -
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
        equity resulting from operations ......       (71,722)        (1,724)        36,890              9
                                                  ===========    ===========    ===========    ===========
                                                       WRCoreEq                WRGrowth
                                                ---------------------    ----------------------
                                                   2002        2001        2002         2001
                                                ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................  $       -            -            -            -
  Mortality and expense risk charges ........     (8,852)         213       (9,219)         190
                                                ---------   ---------    ---------    ---------
    Net investment activity .................     (8,852)         213       (9,219)         190
                                                ---------   ---------    ---------    ---------

  Proceeds from mutual funds shares sold ....     10,116          638       10,405          302
  Cost of mutual fund shares sold ...........    (11,630)        (660)     (11,242)        (328)
                                                ---------   ---------    ---------    ---------
    Realized gain (loss) on investments .....     (1,514)         (22)        (837)         (26)
  Change in unrealized gain (loss)
    on investments ..........................   (536,290)     (10,796)    (555,733)      (4,873)
                                                ---------   ---------    ---------    ---------
    Net gain (loss) on investments ..........   (537,804)     (10,818)    (556,570)      (4,899)
                                                ---------   ---------    ---------    ---------
  Reinvested capital gains ..................          -            -            -            -
                                                ---------   ---------    ---------    ---------
 Net increase (decrease) in contract owners'
        equity resulting from operations ....   $(546,656)    (10,605)    (565,789)      (4,709)
                                                =========   =========    =========    =========
                                                       WRHiInc                WRIntl
                                                ---------------------    ----------------------
                                                   2002        2001        2002         2001
                                                ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $     -           -            -            -
  Mortality and expense risk charges ........      (1,146)         13       (1,601)          44
                                                ---------   ---------    ---------    ---------
    Net investment activity .................      (1,146)         13       (1,601)          44
                                                ---------   ---------    ---------    ---------

  Proceeds from mutual funds shares sold ....       7,621         290       30,976          519
  Cost of mutual fund shares sold ...........      (8,187)       (290)     (38,003)        (544)
                                                ---------   ---------    ---------    ---------
    Realized gain (loss) on investments .....        (566)          -       (7,027)         (25)
  Change in unrealized gain (loss)
    on investments ..........................     (27,913)       (336)     (32,517)      (1,776)
                                                ---------   ---------    ---------    ---------
    Net gain (loss) on investments ..........     (28,479)       (336)     (39,544)      (1,801)
  Reinvested capital gains ..................           -           -          - -
                                                ---------   ---------    ---------    ---------
 Net increase (decrease) in contract owners'
        equity resulting from operations ....     (29,625)       (323)     (41,145)      (1,757)
                                                =========   =========    =========    =========

                                                                   (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002 AND FOR THE PERIOD JANUARY 5, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2001
(UNAUDITED)

                                                       WRLTBond                     WRMMkt                   WRSCitech
                                              ------------------------    ------------------------    ------------------------

                                                   2002           2001        2002            2001        2002          2001
                                              ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................    $        -             -         6,295         2,538             -             -
  Mortality and expense risk charges ......         (284)            5        (5,642)        1,115        (3,846)           94
                                              ----------    ----------    ----------    ----------    ----------    ----------
    Net investment activity ...............         (284)            5           653         3,653        (3,846)           94
                                              ----------    ----------    ----------    ----------    ----------    ----------

 Proceeds from mutual funds shares sold ..         3,043            54     7,098,522       914,940         4,415           532
  Cost of mutual fund shares sold .........       (3,037)          (53)   (7,098,522)     (914,940)       (4,547)         (577)
                                              ----------    ----------    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments ...            6             1             -             -          (132)          (45)

  Change in unrealized gain (loss)
    on investments ........................        1,078           (26)            -             -      (329,251)       (1,909)
                                              ----------    ----------    ----------    ----------    ----------    ----------
    Net gain (loss) on investments ........        1,084           (25)            -             -      (329,383)       (1,954)
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains ................            -             -             -             -             -             -
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Net increase (decrease) in contract owners'
        equity resulting from operations ..   $      800           (20)          653         3,653      (333,229)       (1,860)
                                              ==========    ==========    ==========    ==========    ==========    ==========

                                                         WRSmCap                         WRValue
                                                ------------------------          ----------------------
                                                      2002         2001              2002        2001
                                                ----------    ----------          ----------  ----------
INVESTMENT ACTIVITY:                                                               2002        2001
  Reinvested dividends ....................     $        -             -                   -           -
  Mortality and expense risk charges ......         (4,745)          101              (2,408)          -
                                                ----------    ----------          ----------  ----------
    Net investment activity ...............         (4,745)          101              (2,408)          -
                                                ----------    ----------          ----------  ----------

     Proceeds from mutual funds shares sold          9,264           388              10,073           -
  Cost of mutual fund shares sold .........         (8,887)         (414)             (9,900)          -
                                                ----------    ----------          ----------  ----------
    Realized gain (loss) on investments ...            377           (26)                173           -

  Change in unrealized gain (loss)
    on investments ........................       (309,733)        8,931            (105,898)          -
                                                ----------    ----------          ----------  ----------
    Net gain (loss) on investments ........       (309,356)        8,905            (105,725)          -
                                                ----------    ----------          ----------  ----------
  Reinvested capital gains ................              -             -                   -           -
                                                ----------    ----------          ----------  ----------
    Net increase (decrease) in contract owners'
        equity resulting from operations ..       (314,101)        9,006           $(108,133)          -
                                                ==========    ==========          ==========  ==========


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIOD ENDED JUNE 30, 2002 AND FOR THE PERIOD JANUARY 5, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2001
(UNAUDITED)

                                                           Total                       WRAsStrat
                                                   --------------------------    --------------------------
                                                        2002          2001             2002        2001
                                                   -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    (40,588)         4,514         (3,663)            81
  Realized gain (loss) on investments ..........       (10,491)          (170)          (482)           (26)
  Change in unrealized gain (loss)
    on investments .............................    (1,884,670)       (15,067)        40,453         (2,448)
                                                   -----------    -----------    -----------    -----------
  Reinvested capital gains .....................             -              -              -              -
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................    (1,935,749)       (10,723)        36,308         (2,393)
                                                   -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................    12,851,720      2,265,048        297,905         30,606
  Transfers between funds ......................            (2)             -        868,738        114,515
  Surrenders ...................................       (39,937)          (413)        (1,277)             -
  Death benefits (note 4) ......................          (359)             -              -              -
  Policy loans (net of repayments) (note 5) ....       (37,747)             -           (885)             -
  Deductions for surrender charges
    (note 2d) ..................................             -              -              -              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..........................    (1,557,146)      (136,123)      (115,873)        (5,971)
                                                   -----------    -----------    -----------    -----------
      Net equity transactions ..................    11,216,529      2,128,512      1,048,608        139,150
                                                   -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     9,280,780      2,117,789      1,084,916        136,757
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    13,744,727              -      1,139,393              -
                                                   -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $23,025,507      2,117,789      2,224,309        136,757
                                                   ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................     1,499,264              -        121,796              -
                                                   -----------    -----------    -----------    -----------
  Units purchased ..............................     2,296,183        379,445        121,698         14,994
  Units redeemed ...............................    (1,049,504)      (157,725)       (12,653)          (616)
                                                   -----------    -----------    -----------    -----------
  Ending units .................................     2,745,943        221,720        230,841         14,378
                                                   ===========    ===========    ===========    ===========




                                                              WRBal                          WRBnd
                                                   --------------------------     -------------------------
                                                          2002        2001             2002         2001
                                                   -----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income  .......................   $    (3,267)            72         (2,210)            48
  Realized gain (loss) on investments ..........          (620)            (3)           131              2
  Change in unrealized gain (loss)
    on investments .............................       (67,835)        (1,793)        38,969            (41)
                                                   -----------     ----------     ----------     ----------
  Reinvested capital gains .....................             -              -              -              -
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................       (71,722)        (1,724)        36,890              9
                                                   -----------     ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................       243,657         33,234        131,912         18,266
  Transfers between funds ......................       626,903        119,760        612,334         83,572
  Surrenders ...................................        (2,817)             -           (950)             -
  Death benefits (note 4) ......................             -              -              -              -
  Policy loans (net of repayments) (note 5) ....        (8,154)             -         (1,102)             -
  Deductions for surrender charges
    (note 2d) ..................................             -              -              -              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..........................       (96,332)        (4,502)       (66,390)        (1,878)
                                                   -----------     ----------     ----------     ----------
      Net equity transactions ..................       763,257        148,492        675,804         99,960
                                                   -----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       691,535        146,768        712,694         99,969
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     1,007,924              -        699,608              -
                                                   -----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     1,699,459        146,768      1,412,302         99,969
                                                   ===========     ==========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................       104,565              -         63,596              -
                                                   -----------     ----------     ----------     ----------
  Units purchased ..............................        89,525         15,296         66,485          9,683
  Units redeemed ...............................       (10,993)          (449)        (6,314)          (181)
                                                   -----------     ----------     ----------     ----------
  Ending units .................................       183,097         14,847        123,767          9,502
                                                   ===========     ==========     ==========     ==========

                                                                    (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIOD ENDED JUNE 30, 2002 AND FOR THE PERIOD JANUARY 5, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2001
(UNAUDITED)

                                                           WRCoreEq                    WRGrowth                      WRHiInc
                                                 ---------------------------   --------------------------  ------------------------
                                                       2002         2001           2002           2001         2002          2001
                                                 -----------     -----------   -----------     ----------  ----------     ---------
INVESTMENT ACTIVITY:
  Net investment income .....................    $   (8,852)           213         (9,219)           190     (1,146)            13
  Realized gain (loss) on investments .......        (1,514)           (22)          (837)           (26)      (566)             -
  Change in unrealized gain (loss)
    on investments ..........................      (536,290)       (10,796)      (555,733)        (4,873)   (27,913)          (336)
  Reinvested capital gains ..................             -              -              -              -          -              -
                                                 ----------       --------     ----------       --------   --------       --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................      (546,656)       (10,605)      (565,789)        (4,709)   (29,625)          (323)
                                                 ----------       --------     ----------       --------   --------       --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................       692,414         54,976        801,589         53,441     97,491          2,794
  Transfers between funds ...................     1,534,581        348,133      1,774,047        377,575    383,412         23,395
  Surrenders ................................        (3,391)             -        (13,791)             -     (1,410)             -
  Death benefits (note 4) ...................             -              -              -              -          -              -
  Policy loans (net of repayments) (note 5) .       (17,052)             -        (13,981)             -     (1,168)             -
  Deductions for surrender charges
    (note 2d) ...............................             -              -              -              -          -              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................      (281,782)       (12,918)      (305,140)       (12,376)   (38,374)          (884)
                                                 ----------       --------     ----------       --------   --------       --------
      Net equity transactions ...............     1,924,770        390,191      2,242,724        418,640    439,951         25,305
                                                 ----------       --------     ----------       --------   --------       --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......     1,378,114        379,586      1,676,935        413,931    410,326         24,982
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................     2,996,642              -      2,952,463              -    344,018              -
                                                 ----------       --------     ----------       --------   --------       --------
CONTRACT OWNERS' EQUITY END OF PERIOD .......    $4,374,756        379,586      4,629,398        413,931    754,344         24,982
                                                 ==========       ========     ==========       ========   ========       ========

CHANGES IN UNITS:
  Beginning units ...........................       344,299              -        340,198              -     31,247              -
                                                 ----------       --------     ----------       --------   --------       --------
  Units purchased ...........................       271,160         43,177        308,945         46,814     44,196          2,435
  Units redeemed ............................       (37,946)        (1,376)       (41,159)        (1,324)    (3,819)           (94)
                                                 ----------       --------     ----------       --------   --------       --------
  Ending units ..............................       577,513         41,801        607,984         45,490     71,624          2,341
                                                 ==========       ========     ==========       ========   ========       ========


                                                              WRIntl
                                                   ---------------------------
                                                       2002            2001
                                                   -----------       ----------
INVESTMENT ACTIVITY:
  Net investment income .....................         (1,601)            44
  Realized gain (loss) on investments .......         (7,027)           (25)
  Change in unrealized gain (loss)
    on investments ..........................        (32,517)        (1,776)
  Reinvested capital gains ..................              -              -
                                                    --------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................        (41,145)        (1,757)
                                                    --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................        131,012          9,073
  Transfers between funds ...................        274,161         57,176
  Surrenders ................................           (832)             -
  Death benefits (note 4) ...................              -              -
  Policy loans (net of repayments) (note 5) .         (4,155)             -
  Deductions for surrender charges
    (note 2d) ...............................              -              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................        (52,920)        (3,156)
                                                    --------        -------
      Net equity transactions ...............        347,266         63,093
                                                    --------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......        306,121         61,336
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................        560,760              -
                                                    --------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .......        866,881         61,336
                                                    ========        =======

CHANGES IN UNITS:
  Beginning units ...........................         70,992              -
                                                    --------        -------
  Units purchased ...........................         53,946          7,320
  Units redeemed ............................         (7,863)          (345)
                                                    --------        -------
  Ending units ..............................        117,075          6,975
                                                    ========        =======

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Period Ended June 30,2002 and for the Period January 5,2001 (commencement of operations) through June 30,2001
(UNAUDITED)

                                                          WRLTBond                     WRMMkt                    WRSciTech
                                                --------------------------  ---------------------------  -------------------------
                                                      2002          2001         2002           2001         2002          2001
                                                -------------   ----------  ------------    -----------  -----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .....................   $     (284)            5           653         3,653        (3,846)           94
  Realized gain (loss) on investments .......            6             1            --            --          (132)          (45)
  Change in unrealized gain (loss)
    on investments ..........................        1,078           (26)           --            --      (329,251)       (1,909)
  Reinvested capital gains ..................           --            --            --            --            --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................          800           (20)          653         3,653      (333,229)       (1,860)
                                                ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................       23,360           805     9,333,704     2,010,099       408,753        27,254
  Transfers between funds ...................      136,543        11,488    (8,993,134)   (1,467,829)      680,132       151,431
  Surrenders ................................          (75)           --        (1,488)           --        (6,356)         (413)
  Death benefits (note 4) ...................           --            --          (359)           --            --            --
  Policy loans (net of repayments) (note 5) .          (56)           --        38,785            --       (11,915)           --
  Deductions for surrender charges
    (note 2d) ...............................           --            --            --            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................       (9,630)         (135)     (217,458)      (80,065)     (143,677)       (8,071)
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions ...............      150,142        12,158       160,050       462,205       926,937       170,201
                                                ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......      150,942        12,138       160,703       465,858       593,708       168,341
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................       49,541            --       722,214            --     1,245,088            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .......   $  200,483        12,138       882,917       465,858     1,838,796       168,341
                                                ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units ...........................        4,470            --        69,373            --       145,565            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased ...........................       13,762         1,152       894,071       197,061       142,009        20,907
  Units redeemed ............................         (379)          (12)     (879,122)     (151,740)      (21,617)         (981)
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ..............................       17,853         1,140        84,322        45,321       265,957        19,926
                                                ==========    ==========    ==========    ==========    ==========    ==========

                                                            WRSmCap
                                                  -------------------------
                                                      2002         2001
                                                  -----------   ------------
INVESTMENT ACTIVITY:
  Net investment income .....................        (4,745)          101
  Realized gain (loss) on investments .......           377           (26)
  Change in unrealized gain (loss)
    on investments ..........................      (309,733)        8,931
  Reinvested capital gains ..................            --            --
                                                 ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................      (314,101)        9,006
                                                 ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................       457,391        24,500
  Transfers between funds ...................       972,289       180,306
  Surrenders ................................        (7,224)           --
  Death benefits (note 4) ...................            --            --
  Policy loans (net of repayments) (note 5) .       (14,389)           --
  Deductions for surrender charges
    (note 2d) ...............................            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................      (154,973)       (6,167)
                                                 ----------    ----------
      Net equity transactions ...............     1,253,094       198,639
                                                 ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......       938,993       207,645
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................     1,470,057            --
                                                 ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .......     2,409,050       207,645
                                                 ==========    ==========

CHANGES IN UNITS:
  Beginning units ...........................       148,567            --
                                                 ----------    ----------
  Units purchased ...........................       155,069        20,558
  Units redeemed ............................       (19,619)         (607)
                                                 ----------    ----------
  Ending units ..............................       284,017        19,951
                                                 ==========    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Period Ended June 30,2002 and for the Period January 5,2001 (commencement of operations) through June 30,2001
(UNAUDITED)


                                                                  WRValue
                                                     -----------------------------
                                                          2002              2001
                                                     -------------     -----------
INVESTMENT ACTIVITY:
  Net investment income .........................    $    (2,408)             --
  Realized gain (loss) on investments ...........            173              --
  Change in unrealized gain (loss)
    on investments ..............................       (105,898)             --
  Reinvested capital gains ......................             --              --
                                                     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................       (108,133)             --
                                                     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        232,532              --
  Transfers between funds .......................      1,129,992             478
  Surrenders ....................................           (326)             --
  Death benefits (note 4) .......................             --              --
  Policy loans (net of repayments) (note 5) .....         (3,675)             --
  Deductions for surrender charges
    (note 2d) ...................................             --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...........................        (74,597)             --
                                                     -----------     -----------
      Net equity transactions ...................      1,283,926             478
                                                     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      1,175,793             478
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................        557,019              --
                                                     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $ 1,732,812             478
                                                     ===========     ===========

CHANGES IN UNITS:
  Beginning units ...............................         54,596              --
                                                     -----------     -----------
  Units purchased ...............................        135,317              48
  Units redeemed ................................         (8,020)             --
                                                     -----------     -----------
  Ending units ..................................        181,893              48
                                                     ===========     ===========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-5

                          NOTES TO FINANCIAL STATEMENTS

                              June 30,2002 and 2001
                                   (UNAUDITED)


(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses and note 3 for asset charges.

          Contract owners may invest in the following funds:

             Portfolios of the Waddell and Reed:W & R Target Funds, Inc.;
                W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                W & R Target Funds - Balanced Portfolio (WRBal)
                W & R Target Funds - Bond Portfolio (WRBnd)
                W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                W & R Target Funds - Growth Portfolio (WRGrowth)
                W & R Target Funds - High Income Portfolio (WRHiInc)
                W & R Target Funds - International Portfolio (WRIntl)
                W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
                W & R Target Funds - Money Market Portfolio (WRMMkt)
                W & R Target Funds - Science & Technology Portfolio (WRSciTech) W & R Target Funds - Small Cap Portfolio (WRSmCap)
                W & R Target Funds - Value Portfolio (WRValue)

          At June 30, 2002, contract owners have invested in all of the above funds.The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underly- ing mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-5

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002.The cost of investments sold is determined on the specific identification basis.Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a)  Deductions from Premium

          On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 2.5% from each premium payment received.The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units.The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For Select Life contracts, the Company currently deducts a monthly administrative charge of $10.00 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses.For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50).The charges are assessed against each contract by liquidating units.

          For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year; $5 during policy years 2 through 20 if the specified amount is equal to or greater than $150,000;$3 during policy years 2 through 20 if the specified amount is less than $150,000; $0 during policy years 21 and on.If, at any time, there is an increase in specified amount the per $1,000 basic coverage charge will be assessed based on the amount of increase and the age of the younger insured at the time of the increase.The per $1,000 basic coverage charge assessed as a result of the specified amount increase will be assessed for three policy years. The charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

          No surrender charge is assessed on any contract surrendered after the ninth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For Select Life and Survivorship Life contracts, the Company deducts a charge equal to an annual effective rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000.This charge is assessed monthly by liquidating units.

(4)  DEATH BENEFITS

     For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal bene-ficiary.For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured.In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Select Life contracts are charged 3.9% and Survivorship Life contracts are charged 4.5% on the outstanding loan balance and are due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan.Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-5

(7)  FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for the six-month period ended June 30, 2002 and the period January 5, 2001 (commencement of operations) through June 30, 2002.


                                                        CONTRACT                                           INVESTMENT
                                                        EXPENSE                   UNIT       CONTRACT        INCOME     TOTAL
                                                        RATE(*)      UNITS     FAIR VALUE  OWNERS' EQUITY    RATIO(**)   RETURN(***)
                                                        --------   --------   -----------  -------------   -----------  -----------
W & R Target Funds, Inc.- Asset Strategy Portfolio
   2002 .........................................         0.00%      230,841     9.635675    $  2,224,309      0.00%      0.03%
   2001 .........................................         0.00%       14,378     9.511560         136,757      0.00%     -8.45%

W & R Target Funds, Inc.- Balanced Portfolio
   2002 .........................................         0.00%      183,097     9.281740       1,699,459      0.00%     -0.04%
   2001 .........................................         0.00%       14,847     9.885343         146,768      0.00%     -3.54%

W & R Target Funds, Inc.- Bond Portfolio
   2002 .........................................         0.00%      123,767    11.410972       1,412,302      0.00%      0.04%
   2001 .........................................         0.00%        9,502    10.520794          99,969      0.00%      2.78%

W & R Target Funds, Inc.- Core Equity Portfolio
   2002 .........................................         0.00%      577,513     7.575165       4,374,756      0.00%     -0.13%
   2001 .........................................         0.00%       41,801     9.080786         379,586      0.00%    -11.22%

W & R Target Funds, Inc.- Growth Portfolio
   2002 .........................................         0.00%      607,984     7.614342       4,629,398      0.00%     -0.12%
   2001 .........................................         0.00%       45,490     9.099385         413,931      0.00%    -10.19%

W & R Target Funds, Inc.- High Income Portfolio
   2002 .........................................         0.00%       71,624    10.531999         754,344      0.00%     -0.04%
   2001 .........................................         0.00%        2,341    10.671343          24,982      0.00%      5.82%

W & R Target Funds, Inc.- International Portfolio
   2002 .........................................         0.00%      117,075     7.404495         866,881      0.00%     -0.06%
   2001 .........................................         0.00%        6,975     8.793709          61,336      0.00%    -13.42%

W & R Target Funds, Inc.- Limited-Term Bond Portfolio
   2002 .........................................         0.00%       17,853    11.229638         200,483      0.00%      0.01%
   2001 .........................................         0.00%        1,140    10.647053          12,138      0.00%      4.92%

W & R Target Funds, Inc.- Money Market Portfolio
   2002 .........................................         0.00%       84,322    10.470779         882,917      0.52%      0.01%
   2001 .........................................         0.00%       45,321    10.279082         465,858      1.49%      2.29%

W & R Target Funds, Inc.- Science & Technology Portfolio
   2002 .........................................         0.00%      265,957     6.913884       1,838,796      0.00%     -0.19%
   2001 .........................................         0.00%       19,926     8.448315         168,341      0.00%    -13.00%

W & R Target Funds, Inc.- Small Cap Portfolio
   2002 .........................................         0.00%      284,017     8.482061       2,409,050      0.00%     -0.14%
   2001 .........................................         0.00%       19,951    10.407740         207,645      0.00%      3.15%


                                                        CONTRACT                                           INVESTMENT
                                                        EXPENSE                   UNIT       CONTRACT        INCOME     TOTAL
                                                        RATE(*)      UNITS     FAIR VALUE  OWNERS' EQUITY   RATIO(**)   RETURN(***)
                                                        --------   --------   -----------  -------------   -----------  -----------

W & R Target Funds, Inc.- Value Portfolio
   2002 .............................................    0.00%      181,893     9.526546       1,732,812      0.00%     -0.07%
   2001 .............................................    0.00%           48     9.950000             478      0.00%     -0.50%
                                                                                            ------------                05/01/01

Contract Owners' Equity Total By Year
   2002 ................................................................................    $ 23,025,507
                                                                                            ============
   2001 ................................................................................    $  2,117,789
                                                                                            ============

(*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(***)This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.



--------------------------------------------------------------------------------


NATIONWIDE LIFE INSURANCE COMPANY                                                                   ---------------
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                      U.S. Postage
                                                                                                        P A I D
                                                                                                     Columbus, Ohio
                                                                                                      Permit No. 521
                                                                                                     ----------------






Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company